Subsequent Events (Details) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 12, 2021 shares	Apr. 30, 2021 USD ($) employee shares	Dec. 31, 2020 shares
Restricted Stock Units
Subsequent Event [Line Items]
Number of shares granted			1,396,000
Subsequent Event | Restricted Stock Units | The 2021 Plan
Subsequent Event [Line Items]
Number of shares granted	6,003,000
Subsequent Event | Root AI
Subsequent Event [Line Items]
Number of employees | employee		19
Subsequent Event | Root AI
Subsequent Event [Line Items]
Business combination, consideration transferred | $		$ 60
Cash payment to acquire business | $		$ 10
Shares issued to acquire business (in shares)		2,328,000